Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2022	1,154	1,154

Provisions used during the year	(261)	(261)
Balance at December 31, 2022	892	892

Non-current	597	597
Current	295	295
Total	892	892

Balance at January 1, 2023	892	892

Provisions used during the year	(294)	(294)
Balance at December 31, 2023	598	598

Non-current	274	274
Current	324	324
Total	598	598